Trade receivables and other current assets	12 Months Ended
Dec. 31, 2017
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Trade receivables and other current assets

Note 9. Trade receivables and other current assets

Accounting policies for trade receivables and other current assets are described in Note 7.1.

9.1 Trade receivables

	As of December 31,	As of December 31,
	2016	2017
	$ in thousands
Trade receivables	3,914	3,079
Valuation allowance	(287)	(326)

Total net value of trade receivables	3,627	2,753

All trade receivables have payment terms of less than one year. The change in trade receivables between December 31, 2016 and December 31, 2017 is mainly due to lower receivables on collaboration contracts.

9.2 Subsidies receivables

	As of December 31,	As of December 31,
	2016	2017
	$ in thousands
Research tax credit	8,389	9,039
Other subsidies	1,500	1,812
Valuation allowance for other subsidies	(1,166)	(1,326)

Total	8,723	9,524

Research tax credit receivables as of December 31, 2016 include the accrual for a French research tax credit related to 2016 for $7.6 million and the remaining amount relates to refundable tax credits in the United States.

Research tax credit receivables as of December 31, 2017 include the accrual for a French research tax credit related to 2017 for $8.2 million and the remaining amount mainly relates to refundable tax credits in the United States.

The valuation allowance for other subsidies corresponds to a grant, which was fully reserved in 2014.

9.3 Other current assets

	As of December 31,	As of December 31,
	2016	2017
	$ in thousands
VAT receivables	1,605	1,543
Prepaid expenses and other prepayments	6,615	8,304
Tax and social receivables	285	873
Deferred expenses and other current assets	363	2,993

Total	8,870	13,713

Prepaid expenses and other prepayments primarily include advances to our sub-contractors on research and development activities. They mainly relate to advance payments to suppliers of biological raw materials and to third parties participating in product manufacturing.

During 2017, we prepaid certain manufacturing costs related to our product candidates UCART123, UCARTCS1 and UCART22 of which the delivery of products or services is expected in the coming months.

As of December 31, 2017, deferred expenses and other current assets include (i) a deferred expense of $2.1 million related to the sale and lease-back transaction entered into by Calyxt, (ii) other deferred expenses for $0.6 million, (iii) other current assets for $0.3 million.

Tax and social receivables as of December 31, 2017 include $0.6 million of tax receivables and $0.3 million of social charges on personnel expenses.